Fair Value - Schedule of Contingent Consideration Related to Previous Business Acquisitions (Detail) - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Contingent Consideration
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Balance at beginning of period	$ 14,250,000	$ 1,816,988
Purchases	10,800,000
Payments		$ (1,816,988)
Valuation adjustment	6,580,549
Balance at end of period	31,630,549
Tax Receivable Agreement
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Balance at beginning of period	67,176,226
Accretion expense	541,963
Balance at end of period	$ 67,718,189